COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
At December 31, 2016, the future minimum payments under existing natural gas contracts and natural gas storage and transportation contracts were

FUTURE MINIMUM PAYMENTS – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Storage and transportation	Natural gas(1)	Total(1)
2017	$240	$148	$388
2018	213	84	297
2019	138	1	139
2020	42	—	42
2021	42	—	42
Thereafter	144	—	144
Total minimum payments	$819	$233	$1,052

(1)	Excludes amounts related to LNG purchase agreements discussed below.

FUTURE MINIMUM PAYMENTS – SOCALGAS
(Dollars in millions)
	Transportation	Natural gas	Total
2017	$123	$16	$139
2018	104	1	105
2019	52	1	53
2020	23	—	23
2021	23	—	23
Thereafter	82	—	82
Total minimum payments	$407	$18	$425

Schedule Of Payments Under Natural Gas Contracts
Total payments under natural gas contracts and natural gas storage and transportation contracts as well as payments to meet additional portfolio needs at Sempra Energy Consolidated and SoCalGas were

PAYMENTS UNDER NATURAL GAS CONTRACTS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$1,169	$1,200	$1,984
SoCalGas	966	975	1,735

Schedule Of L N G Commitment Amounts
At December 31, 2016, the following LNG commitment amounts are based on the assumption that all cargoes, less those already confirmed to be diverted, under the agreement are delivered:

LNG COMMITMENT AMOUNTS
(Dollars in millions)
2017	$446
2018	459
2019	416
2020	423
2021	434
Thereafter	4,004
Total	$6,182

Schedule Of Estimated Future Payments Under Purchased Power Contracts
At December 31, 2016, the fixed and determinable estimated future minimum payments under long-term purchased-power contracts were

FUTURE MINIMUM PAYMENTS – PURCHASED-POWER CONTRACTS
(Dollars in millions)
	Sempra Energy Consolidated	SDG&E
2017	$666	$563
2018	672	556
2019	664	546
2020	606	487
2021	608	487
Thereafter	6,205	5,865
Total minimum payments(1)	$9,421	$8,504

(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Payments Under Purchased Power Contracts
Total payments under purchased-power contracts were

PAYMENTS UNDER PURCHASED-POWER CONTRACTS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$1,667	$1,573	$1,574
SDG&E	752	715	710

Schedule Of Operating Leases Rent Expense
Rent expense for operating leases is as follows:

RENT EXPENSE – OPERATING LEASES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$77	$78	$78
SDG&E	28	27	26
SoCalGas	38	39	38

Schedule Of Operating Leases Future Minimum Payments Due
At December 31, 2016, the minimum rental commitments payable in future years under all noncancelable operating leases were

FUTURE MINIMUM PAYMENTS – OPERATING LEASES
(Dollars in millions)
	Sempra Energy Consolidated	SDG&E	SoCalGas
2017	$78	$27	$42
2018	69	23	38
2019	61	22	32
2020	54	20	27
2021	49	19	25
Thereafter	306	71	134
Total future minimum rental commitments	$617	$182	$298

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments
At December 31, 2016, the future minimum lease payments and present value of the net minimum lease payments under these capital leases for both Sempra Energy Consolidated and SDG&E were

FUTURE MINIMUM PAYMENTS – POWER PURCHASE AGREEMENTS
(Dollars in millions)
2017	$77
2018	104
2019	104
2020	104
2021	104
Thereafter	1,806
Total minimum lease payments(1)	2,299
Less: estimated executory costs	(517)
Less: interest(2)	(1,043)
Present value of net minimum lease payments(3)	$739

(1)
This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs, which are recovered in rates.

(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.

(3)
Includes $8 million in Current Portion of Long-Term Debt and $231 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2016. Of the present value of net minimum lease payments, $500 million will be recorded as a capital lease obligation when construction of the peaker plant facility is completed and delivery of contracted power commences, which is scheduled to occur in June 2017.

Schedule Of Environmental Remediation Costs Capitalized In Period
The following table shows our capital expenditures (including construction work in progress) in order to comply with environmental laws and regulations:

CAPITAL EXPENDITURES FOR ENVIRONMENTAL ISSUES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated(1)	$53	$64	$45
SDG&E	17	24	23
SoCalGas	35	39	21

(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
The table below shows the status at December 31, 2016, of the California Utilities’ manufactured-gas sites and the third-party waste-disposal sites for which we have been identified as a PRP:

STATUS OF ENVIRONMENTAL SITES

	# Sites complete(1)	# Sites in process
SDG&E:
Manufactured-gas sites	3	—
Third-party waste-disposal sites	2	1
SoCalGas:
Manufactured-gas sites	39	3
Third-party waste-disposal sites	5	2

(1)	There may be ongoing compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

Schedule of Environmental Loss Contingencies by Site
The following table shows our accrued liabilities for environmental matters at December 31, 2016:

ACCRUED LIABILITIES FOR ENVIRONMENTAL MATTERS
(Dollars in millions)
	Manufactured- gas sites	Waste disposal sites (PRP)(1)	Former fossil- fueled power plants	Total(2)
SDG&E(3)	$—	$1	$1	$2
SoCalGas(4)	23	2	—	25
Other	—	1	—	1
Total Sempra Energy	$23	$4	$1	$28

(1)	Sites for which we have been identified as a Potentially Responsible Party.

(2)
Includes $8 million, $1 million and $7 million classified as current liabilities, and $20 million, $1 million and $18 million classified as noncurrent liabilities on Sempra Energy’s, SDG&E’s and SoCalGas’ Consolidated Balance Sheets, respectively.

(3)	Does not include SDG&E’s liability for SONGS marine mitigation.

(4)
Does not include SoCalGas’ liability for environmental matters for the natural gas leak at the Aliso Canyon facility. We discuss matters related to the leak above in “Legal Proceedings – SoCalGas – Aliso Canyon Natural Gas Storage Facility Gas Leak.”

Schedule Of Build To Suit Lease Future Minimum Payments Due
At December 31, 2016, the future minimum lease payments on the lease are as follows:

FUTURE MINIMUM PAYMENTS – BUILD-TO-SUIT LEASE
(Dollars in millions)
2017	$10
2018	10
2019	10
2020	11
2021	11
Thereafter	245
Total minimum lease payments	$297